Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill	Goodwill consists of the following:

	As of December 31, 2020	As of December 31, 2019
Goodwill	$123,217	$46,956

Summary Of Movements In Goodwill
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Total
Balance as of January 1, 2019	$36,207	$—	$36,207
Additions	2,772	8,093	10,865
Foreign currency translation adjustment	(96)	(20)	(116)

Balance as of December 31, 2019	$38,883	$8,073	$46,956
Additions	2,328	70,923	73,251
Impairment charge	(593)	—	(593)
Foreign currency translation adjustment	(2,677)	6,280	3,603

Balance as of December 31, 2020	$37,941	$85,276	$123,217